SURETY BONDING	12 Months Ended
Dec. 31, 2024
Surety Bonding [Abstract]
SURETY BONDING [Text Block]

13. SURETY BONDING

The Company holds a surety bonding arrangement with a third-party (the "Surety") in order to satisfy bonding requirements in the Yukon Territory. The total value of the Surety is $786,777 of which $nil is collateralized on the balance sheet as at December 31, 2024 (December 31, 2023 - $nil). During the year ended December 31, 2024, the Company paid $nil (December 31, 2023 - $15,736) in fees associated with the Surety which was capitalized to exploration and evaluation assets.